Trade and other receivables - current	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables - current
Non-current receivables

(in thousands of USD)	December 31, 2017	December 31, 2016
Shareholders loans to joint ventures	159,733	183,348
Other non-current receivables	618	565
Investment	1	1
Total non-current receivables	160,352	183,914

The shareholders loans to joint ventures as of December 31, 2017 and December 31, 2016 did not bear interest.
Please refer to Note 25 for more information on the shareholders loans to joint ventures.
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Receivable:	—	—
Between one and two years	—	—
Between two and three years	—	—
Between three and four years	—	—
Between four and five years	—	—
More than five years	160,352	183,914
Total non-current receivables	160,352	183,914
Trade and other receivables - current

(in thousands of USD)	December 31, 2017	December 31, 2016
Trade receivables	32,758	38,695
Accrued income	12,465	10,966
Accrued interest	52	33
Deferred charges	24,797	21,149
Other receivables	66,725	95,499
Total trade and other receivables	136,797	166,342

The decrease in other receivables relates to income to be received by the Group from the Tankers International Pool. These amounts decreased in 2017 due to overall declining freight market conditions.
For currency and credit risk, we refer to Note 18.